Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of the income tax expenses included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Current taxes	$570,993	$197,367	$82,713
Deferred taxes	(39,191)	(23,303)	(1,549)
Income tax expenses	$531,802	$174,064	$81,164

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the difference between the expected income tax expense computed at Hong Kong income tax rate of 16.5% and the Company’s reported income tax benefits is shown in the following table:

	For the Year Ended September 30,
	2025	2024	2023
Profit before income taxes	$2,320,204	$575,598	$617,718
Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
Tax expenses at the Cayman Islands statutory tax rate	$-	$-	$-
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	$382,834	$94,974	$101,924
Income not taxable	(3,874)	(34)	(56)
Non-deductible expenses(1)	147,886	99,655	-
Tax loss not recognized related to the disposal of a subsidiary	-	8,591	-
Tax effect of two-tier tax rates	(21,361)	(21,503)	(21,453)
Effect of different statutory tax rates from that of Hong Kong	-	(535)	(209)
Change in valuation allowance	-	(7,084)	958
Under provision in previous year	26,317	-	-
Income tax expense	$531,802	$174,064	$81,164

(1)	Non-deductible expenses for the years ended September 30, 2025 and 2024 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

14. Income Taxes (Continued)

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income not taxable	(0.2)%	-	-
Non-deductible expenses	6.4%	17.3%	-
Tax loss not recognized related to the disposal of a subsidiary	-	1.5%	-
Tax effect of two-tier tax rates	(0.9)%	(3.8)%	(3.5)%
Effect of different statutory tax rates from that of Hong Kong	-	(0.1)%	-
Change in valuation allowance	-	(1.2)%	0.1%
Under provision in previous year	1.1%	-	-
Effective tax rate	22.9%	30.2%	13.1%

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of September 30,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$73,703	$35,022
Total deferred tax assets	$73,703	$35,022

Deferred tax liabilities:
Depreciation and amortization	$(941)	$(1,471)
Total deferred tax liabilities	$(941)	$(1,471)

Deferred tax assets, net	$72,762	$33,551

Schedule of Movement of Deferred Tax Assets, Net

Movement of the Company’s deferred tax assets, net, during the years is as follow:

	For the Year Ended September 30,
	2025	2024	2023
Balance at October 1, 2024, 2023 and 2022	$33,551	$10,983	$9,401
Credited to the profit or loss	39,191	23,303	1,549
Decrease of deferred tax assets related to the disposal of a subsidiary	-	(962)	-
Effect of exchange rate changes	20	227	33
Balance at September 30, 2025, 2024 and 2023	$72,762	$33,551	$10,983

Schedule of Movement of Valuation Allowance Against Deferred Tax Assets

Movement of the Company’s valuation allowance against deferred tax assets is as follows:

	For the Year Ended September 30,
	2025	2024	2023
Balance at October 1, 2024, 2023 and 2022	$-	$6,954	$6,014
Increase in allowance recognized in the profit or loss	-	-	958
Decrease of valuation allowance related to the disposal of a subsidiary	-	(7,084)	-
Effect of exchange rate changes	-	130	(18)
Balance at September 30, 2025, 2024 and 2023	$-	$-	$6,954